STOCKHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2013
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ EQUITY
8.	STOCKHOLDERS’ EQUITY

In November 2006, ABS issued 3,198,105 shares of restricted common stock to the founders of ABS for consideration equal to the fair value of the common stock. The shares of common stock issued were subject to vesting and became fully vested in 2010.

In May 2009, ABS issued 1,468,221 additional shares of common stock to the founders of ABS for consideration at fair market value. Upon issuance of the shares to the founders, the founders entered into restricted stock agreements whereby the shares of common stock issued were subject to vesting and became fully vested in 2010.

In May 2009, ABS issued 226,290 shares of common stock in connection with a license of technology from the Massachusetts Institute of Technology (“MIT”) and 56,596 shares of common stock as a gift to the Deshpande Center, an affiliate of MIT. Under the terms of the license, upon the sale of additional shares of common stock or conversion of debt into additional shares of common stock up to a total of $4,000,000 in the aggregate, the Company was obligated to issue additional shares of common stock to the MIT in an amount to maintain the their equity ownership at 4% on a fully diluted basis.